Leases obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Schedule of measuring value of lease liabilities [Table Text Block]
($000s)	2019

Operating lease commitment at December 31, 2018	246
Operating leases deemed not to be leases under IFRS 16	(68)
178
Lease extension options reasonably certain to be exercised	267
Leases at January 1, 2019	445
Discounted value to January 1, 2019	297

Schedule of total lease liabilities [Table Text Block]
($000s)	December 31, 2019
Current	46
Non-current	228
Total discounted lease liabilities	274